Goodwill and intangible assets - Future amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 4,253	$ 5,143
Accumulated amortization	(2,692)	(3,065)
Total	1,561	2,078
Additions to intangible assets other than goodwill	95	78
Amortization expense
Amortization expense of intangible assets other than goodwill	318	329	$ 345
Future amortization expense of intangible assets
2022	276
2023	249
2024	199
2025	155
2026	142
Thereafter	540
Total	1,561	2,078
Capitalized software for internal use
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	835	828
Accumulated amortization	(732)	(694)
Total	103	134
Amortization expense
Amortization expense of intangible assets other than goodwill	66	61	74
Future amortization expense of intangible assets
Total	103	134
Capitalized software for sale
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	31	33
Accumulated amortization	(29)	(32)
Total	2	1
Future amortization expense of intangible assets
Total	2	1
Intangibles other than software:
Amortization expense
Amortization expense of intangible assets other than goodwill	252	268	$ 271
Intangibles other than software: Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,716	2,557
Accumulated amortization	(707)	(1,104)
Total	1,009	1,453
Future amortization expense of intangible assets
Total	1,009	1,453
Intangibles other than software: Technology-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	1,122	1,170
Accumulated amortization	(868)	(898)
Total	254	272
Future amortization expense of intangible assets
Total	254	272
Intangibles other than software: Marketing-related
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	493	492
Accumulated amortization	(327)	(304)
Total	166	188
Future amortization expense of intangible assets
Total	166	188
Intangibles other than software: Other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	56	63
Accumulated amortization	(29)	(33)
Total	27	30
Future amortization expense of intangible assets
Total	$ 27	$ 30